Accounts Receivable, Net - Schedule of Changes in Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable Net [Abstract]
Allowance, at beginning of period	$ (381)	$ (282)
Charged to bad debt expense	(387)	(366)	$ (206)
Write-offs, net of recoveries	349	267
Allowance, at end of period	$ (419)	$ (381)	$ (282)